                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Milbank Winthrop & Co Inc
Address: 654 Madison Ave, Suite 1550
         New York, N.Y. 10021


Form 13F File Number: 28-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Janice Bennett
Title:   Principal
Phone:   (212) 980-2500

Signature, Place, and Date of Signing:

    /s/  Janice Bennett      New York, NY       February 8, 2001
    _______________________  _________________  _________________
         [Signature]            [City, State]     [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     86

Form 13F Information Table Value Total:     $163,857
                                              [thousands]


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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

                                                   Form 13F INFORMATION TABLE
                                                   MILBANK WINTHROP & CO. INC.
    ITEM 1          ITEM 2        ITEM 3        ITEM 4         ITEM 5               ITEM 6         ITEM 7        ITEM 8
   ---------       --------      --------      --------       --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                                                                          (c)
                    TITLE        CUSIP         MARKET    SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)    (b)     (c)
NAME OF ISSUER     OF CLASS      NUMBER        VALUE     PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE   SHARED   NONE
--------------     --------      ------        ------    -------  ---  ----  ---- ------ ------  --------  ----   ------   ----
ABBOTT LABS            COMMON     002824100      309,177      6,383  SH       X                              6,383    0     0
ADC TELECOMMUNICATION  COMMON     000886101    7,331,889    404,518  SH       X                            404,518    0     0
AEGON N V - ORD AMER   COMMON     007924103      483,783     11,675  SH       X                             11,675    0     0
AFLAC INC              COMMON     001055102    3,249,592     45,016  SH       X                             45,016    0     0
AMERICAN EXPRESS CO    COMMON     025816109    5,102,320     92,875  SH       X                             92,875    0     0
AMERICAN HOME PRODS C  COMMON     026609107      248,798      3,915  SH       X                              3,915    0     0
AMERICAN INTL GROUP I  COMMON     026874107    4,441,325     45,061  SH       X                             45,061    0     0
AMERICAN TOWER CORP C  COMMON     029912201    4,063,987    107,300  SH       X                            107,300    0     0
AT & T CORP.           COMMON     001957109    1,122,975     65,100  SH       X                             65,100    0     0
AT&T CORP LIBERTY MED  COMMON     001957208    1,252,958     92,384  SH       X                             92,384    0     0
BANK NEW YORK INC      COMMON     064057102      720,638     13,058  SH       X                             13,058    0     0
BELLSOUTH CORP         COMMON     079860102    1,692,848     41,352  SH       X                             41,352    0     0
BELO CORPORATION       COMMON     080555105    1,748,800    109,300  SH       X                            109,300    0     0
BERKSHIRE HATHAWAY IN  COMMON     084670108      923,000         13  SH       X                                 13    0     0
BP AMOCO ADS           COMMON     055622104    2,108,654     44,045  SH       X                             44,045    0     0
BRIGGS & STRATTON COR  COMMON     109043109      548,475     12,360  SH       X                             12,360    0     0
BRISTOL MYERS SQUIBB   COMMON     110122108    5,058,804     68,420  SH       X                             68,420    0     0
CARNIVAL CORP CL A     COMMON     143658102    2,591,331     84,100  SH       X                             84,100    0     0
CATERPILLAR INC        COMMON     149123101      231,642      4,896  SH       X                              4,896    0     0
CHEVRON CORP           COMMON     166751107      457,820      5,422  SH       X                              5,422    0     0
CHUBB CORP             COMMON     171232101    3,996,300     46,200  SH       X                             46,200    0     0
CISCO SYS INC          COMMON     17275R102      741,744     19,392  SH       X                             19,392    0     0
CITIGROUP INC.         COMMON     172967101    5,390,260    105,562  SH       X                            105,562    0     0
COCA COLA CO           COMMON     191216100    1,392,848     22,857  SH       X                             22,857    0     0
CONSECO INC COM        COMMON     208464107      184,625     14,000  SH       X                             14,000    0     0
CORNING INC            COMMON     219350105    4,867,728     92,170  SH       X                             92,170    0     0
DEERE & CO             COMMON     244199105      742,163     16,200  SH       X                             16,200    0     0
DISNEY WALT PRODTNS    COMMON     254687106      341,520     11,802  SH       X                             11,802    0     0
DOVER CORP             COMMON     260003108    3,050,300     75,200  SH       X                             75,200    0     0
DU PONT E I DE NEMOUR  COMMON     263534109      318,428      6,591  SH       X                              6,591    0     0
ELECTRONIC DATA SYSTE  COMMON     285661104      512,704      8,878  SH       X                              8,878    0     0
EXXON MOBIL CORPORATI  COMMON     30231G102   10,357,386    119,136  SH       X                            119,136    0     0
FEDERAL HOME LOAN MTG  COMMON     313400301    3,402,425     49,400  SH       X                             49,400    0     0
FEDERAL NAT MORTGAGE   COMMON     313586109    1,917,175     22,100  SH       X                             22,100    0     0
FIRST UNION CORP       COMMON     337358105      459,546     16,523  SH       X                             16,523    0     0
FORD MTR CO DEL COM P  COMMON     345370860    2,246,782     95,863  SH       X                             95,863    0     0
GEMSTAR TV GUIDE INTE  COMMON     36866W106      472,874     10,252  SH       X                             10,252    0     0
GENERAL ELECTRIC COMP  COMMON     369604103   10,802,140    225,338  SH       X                            225,338    0     0
GILLETTE CO            COMMON     375766102      600,939     16,635  SH       X                             16,635    0     0


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HARCOURT GEN INC       COMMON     41163G101      208,208      3,640  SH       X                              3,640    0     0
HEWLETT PACKARD CO     COMMON     428236103      251,553      7,970  SH       X                              7,970    0     0
INTEL CORP             COMMON     458140100      972,552     32,351  SH       X                             32,351    0     0
INTERNATIONAL BUSINES  COMMON     459200101      521,815      6,139  SH       X                              6,139    0     0
INTERPUBLIC GROUP COS  COMMON     460690100    2,257,345     53,036  SH       X                             53,036    0     0
JEFFERSON PILOT CORP   COMMON     475070108      299,000      4,000  SH       X                              4,000    0     0
JOHNSON & JOHNSON      COMMON     478160104    2,532,006     24,100  SH       X                             24,100    0     0
LEHMAN BROS HLDGS INC  COMMON     524908100      592,395      8,760  SH       X                              8,760    0     0
LOEWS CORP             COMMON     540424108      343,517      3,317  SH       X                              3,317    0     0
MCGRAW HILL INC        COMMON     580645109      225,296      3,843  SH       X                              3,843    0     0
MELLON FINL CORP       COMMON     58551A108      580,412     11,800  SH       X                             11,800    0     0
MERCK & CO             COMMON     589331107    7,844,090     83,782  SH       X                             83,782    0     0
MICROSOFT CORP         COMMON     594918104      303,625      7,000  SH       X                              7,000    0     0
MILLIPORE CORP         COMMON     601073109      756,000     12,000  SH       X                             12,000    0     0
MINNESOTA MNG & MFG C  COMMON     604059105    1,412,862     11,725  SH       X                             11,725    0     0
MORGAN J.P. & CO INC   COMMON     616880100      570,313      3,446  SH       X                              3,446    0     0
MOTOROLA INC           COMMON     620076109      407,086     20,103  SH       X                             20,103    0     0
NESTLE SA SPONSORED A  FOREIGN    641069406      279,912      2,400  SH       X                              2,400    0     0
NORTHERN TRUST CORP    COMMON     665859104    2,894,490     35,488  SH       X                             35,488    0     0
NUI CORP               COMMON     629430109      634,319     19,707  SH       X                             19,707    0     0
ORACLE CORP            COMMON     68389X105    1,881,157     64,728  SH       X                             64,728    0     0
PEPSICO INC            COMMON     713448108      238,544      4,813  SH       X                              4,813    0     0
PFIZER INC             COMMON     717081103    1,004,180     21,830  SH       X                             21,830    0     0
PHARMACIA CORP         COMMON     71713U102      353,068      5,788  SH       X                              5,788    0     0
PHILIP MORRIS COS INS  COMMON     718154107      459,404     10,441  SH       X                             10,441    0     0
POTASH CORP SASK INC   COMMON     73755L107    4,111,406     52,500  SH       X                             52,500    0     0
PROCTER & GAMBLE CO    COMMON     742718109    4,007,529     51,092  SH       X                             51,092    0     0
PROVIDIAN FINL CORP    COMMON     74406A102    1,178,750     20,500  SH       X                             20,500    0     0
QUALCOMM INC COM       COMMON     747525103    1,160,487     14,120  SH       X                             14,120    0     0
READERS DIGEST ASSN I  COMMON     755267101    3,783,387     96,700  SH       X                             96,700    0     0
REGIS CORP MINN        COMMON     758932107    3,964,590    273,420  SH       X                            273,420    0     0
ROYAL DUTCH PETRO-NY   COMMON     780257804    2,124,048     35,072  SH       X                             35,072    0     0
"SBC COMMUNICATIONS, I COMMON     78387G103      432,329      9,054  SH       X                              9,054    0     0
SCHERING PLOUGH CORP   COMMON     806605101      235,512      4,150  SH       X                              4,150    0     0
SCHLUMBERGER           COMMON     806857108    1,566,615     19,598  SH       X                             19,598    0     0
SIGMA ALDRICH CORP     COMMON     826552101    2,413,787     61,400  SH       X                             61,400    0     0
TEXACO INC             COMMON     881694103      707,914     11,395  SH       X                             11,395    0     0
TEXAS INSTRUMENTS INC  COMMON     882508104      814,850     17,200  SH       X                             17,200    0     0
TIME WARNER INC        COMMON     887315109    4,722,496     90,400  SH       X                             90,400    0     0
TYCO INTL LTD NEW COM  COMMON     902124106      736,707     13,274  SH       X                             13,274    0     0
US BANCORP             COMMON     902973106      764,216     26,183  SH       X                             26,183    0     0
VERIZON COMMUNICATION  COMMON     92343V104      348,469      6,952  SH       X                              6,952    0     0
VIACOM INC CL B        COMMON     925524308    4,100,723     87,716  SH       X                             87,716    0     0
VODAFONE GROUP PLC     COMMON     92857W100    1,393,751     38,918  SH       X                             38,918    0     0
WALGREEN COMPANY       COMMON     931422109      367,950      8,800  SH       X                              8,800    0     0
WELLS FARGO NEW        COMMON     949746101    1,511,247     27,138  SH       X                             27,138    0     0
ZEMEX CDA CORP COM     COMMON     988910105      100,690     18,733  SH       X                             18,733    0     0





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